UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



           Report for the Calendar Year or Quarter Ended June 30, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Tremblant Capital Group

Address:  767 Fifth Avenue
          New York, New York 10153


13F File Number: 028-11746

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Grace Lee
Title:    Assistant Compliance Officer
Phone:    (212) 735-7447


Signature, Place and Date of Signing:

/s/ Grace Lee                  New York, New York              August 13, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                     [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None.

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:           0

Form 13F Information Table Entry Total:     72

Form 13F Information Table Value Total:    $4,135,277
                                           (thousands)


List of Other Included Managers:  None

                                                       TREMBLANT CAPITAL GROUP
                                                            SEC Form 13-F
                                                            June 30, 2008


                               TITLE OF                    VALUE      SHRS OR    SH/ PUT/   INVMT  OTHR         VOTING AUTHORITY
NAME OF ISSUER                 CLASS           CUSIP      (X$1000)    PRN AMT    PRN CALL   DCRTN  MGRS       SOLE     SHARED   NONE

ADVANCED MEDICAL OPTICS INC    COM             00763M108   50,668      2,703,739 SH         SOLE            2,703,739
ADVANCED MEDICAL OPTICS INC    COM             00763M108    6,173        329,400     CALL   SOLE              329,400
AIRMEDIA GROUP INC             SPONSORED ADR   009411109   25,554      1,769,674 SH         SOLE            1,769,674
AMERICAN PUBLIC EDUCATION IN   COM             02913V103    7,934        203,235 SH         SOLE              203,235
ANADIGICS INC                  COM             032515108    9,376        951,885 SH         SOLE              951,885
APPLE INC                      COM             037833100  214,178      1,279,130 SH         SOLE            1,279,130
APPLE INC                      COM             037833100   16,744        100,000     CALL   SOLE              100,000
BAIDU COM INC                  SPON ADR REP A  056752108  127,991        408,969 SH         SOLE              408,969
BAIDU COM INC                  SPON ADR REP A  056752108   38,150        121,900     CALL   SOLE              121,900
BARE ESCENTUALS INC            COM             067511105    6,041        322,555 SH         SOLE              322,555
BURLINGTON NORTHN SANTA FE C   COM             12189T104   22,614        226,387 SH         SOLE              226,387
CABELAS INC                    COM             126804301    1,982        180,000     PUT    SOLE              180,000
CENTENNIAL COMMUNCTNS CORP N   CL A NEW        15133V208   37,457      5,358,620 SH         SOLE            5,358,620
CENTRAL EUROPEAN MEDIA ENTRP   CL A NEW        G20045202    2,901         32,046 SH         SOLE               32,046
CHARTER COMMUNICATIONS INC D   CL A            16117M107      404        384,700     CALL   SOLE              384,700
CHINA PETE & CHEM CORP         SPON ADR H SHS  16941R108      875          9,419 SH         SOLE                9,419
CHIPOTLE MEXICAN GRILL INC     CL A            169656105   72,610        963,509 SH         SOLE              963,109
COGENT COMM GROUP INC          COM NEW         19239V302   63,531      4,741,128 SH         SOLE            4,741,128
COMMSCOPE INC                  COM             203372107  135,357      2,565,032 SH         SOLE            2,565,032
CORNING INC                    COM             219350105   94,216      4,087,485 SH         SOLE            4,087,485
CORNING INC                    COM             219350105  100,380      4,354,900     CALL   SOLE            4,354,900
CSX CORP                       COM             126408103   21,590        343,740 SH         SOLE              343,740
CVS CAREMARK CORPORATION       COM             126650100   72,978      1,844,265 SH         SOLE            1,844,265
CVS CAREMARK CORPORATION       COM             126650100  156,615      3,957,900     CALL   SOLE            3,957,900
E M C CORP MASS                COM             268648102  105,045      7,150,800     CALL   SOLE            7,150,800
ECLIPSYS CORP                  COM             278856109   54,988      2,994,964 SH         SOLE            2,994,964
ECLIPSYS CORP                  COM             278856109   12,631        688,000     CALL   SOLE              688,000
EXIDE TECHNOLOGIES             COM NEW         302051206    3,549        211,757 SH         SOLE              211,757
FOCUS MEDIA HLDG LTD           SPONSORED ADR   34415V109   61,168      2,206,648 SH         SOLE            2,206,648
FOCUS MEDIA HLDG LTD           SPONSORED ADR   34415V109   12,862        464,000     CALL   SOLE              464,000
GAFISA S A                     SPONS ADR       362607301   64,179      1,867,289 SH         SOLE            1,867,289
GREEN MTN COFFEE ROASTERS IN   COM             393122106   55,134      1,467,496 SH         SOLE            1,467,496
HEALTHEXTRAS INC               COM             422211102   77,048      2,556,333 SH         SOLE            2,556,333
HOLOGIC INC                    COM             436440101  125,601      5,761,507 SH         SOLE            5,761,507
HOLOGIC INC                    COM             436440101   82,223      3,771,700     CALL   SOLE            3,771,700
HUGHES COMMUNICATIONS INC      COM             444398101   11,553        235,344 SH         SOLE              235,344
INVERNESS MED INNOVATIONS IN   COM             46126P106   64,030      1,930,358 SH         SOLE            1,930,358
LCA-VISION INC                 COM PAR $.001   501803308      405         84,858 SH         SOLE               84,858
LEHMAN BROS HLDGS INC          COM             524908100   13,471        680,000     PUT    SOLE              680,000
LULULEMON ATHLETICA INC        COM             550021109    3,231        111,200     PUT    SOLE              111,200
MASTERCARD INC                 CL A            57636Q104   36,431        137,205 SH         SOLE              137,205
MCKESSON CORP                  COM             58155Q103   74,250      1,328,024 SH         SOLE            1,328,024
MCKESSON CORP                  COM             58155Q103   24,041        430,000     CALL   SOLE              430,000
MELCO PBL ENTMNT LTD           ADR             585464100  102,102     10,955,126 SH         SOLE           10,955,126
MELCO PBL ENTMNT LTD           ADR             585464100   27,437      2,943,900     CALL   SOLE            2,943,900
MONSTER WORLDWIDE INC          COM             611742107    7,620        369,725 SH         SOLE              369,725
NAVISITE INC                   COM NEW         63935M208    5,576      1,467,413 SH         SOLE            1,467,413
NTELOS HLDGS CORP              COM             67020Q107   70,378      2,774,064 SH         SOLE            2,774,064
NUANCE COMMUNICATIONS INC      COM             67020Y100    7,066        450,902 SH         SOLE              450,902
NYSE EURONEXT                  COM             629491101  156,676      3,092,690 SH         SOLE            3,092,690
NYSE EURONEXT                  COM             629491101   44,328        875,000     CALL   SOLE              875,000
PAETEC HOLDING CORP            COM             695459107   46,553      7,331,191 SH         SOLE            7,331,191
PETROCHINA CO LTD              SPONSORED ADR   71646E100      904          7,016 SH         SOLE                7,016
PHARMACEUTICAL PROD DEV INC    COM             717124101   21,705        505,943 SH         SOLE              505,943
PHARMANET DEV GROUP INC        COM             717148100   14,510        920,118 SH         SOLE              920,118
QUALCOMM INC                   COM             747525103  425,748      9,595,400     CALL   SOLE            9,595,400
QUALCOMM INC                   COM             747525103  161,491      3,639,650 SH         SOLE            3,639,650
RED HAT INC                    COM             756577102  145,103      7,013,200     CALL   SOLE            7,013,200
RED HAT INC                    COM             756577102   82,752      3,999,616 SH         SOLE            3,999,616
RESEARCH IN MOTION LTD         COM             760975102  173,048      1,480,302 SH         SOLE            1,480,302
SHENANDOAH TELECOMMUNICATION   COM             82312B106    2,397        184,124 SH         SOLE              184,124
SUNTECH PWR HLDGS CO LTD       ADR             86800C104   25,622        683,993 SH         SOLE              683,993
SXC HEALTH SOLUTIONS CORP      COM             78505P100    4,169        304,998 SH         SOLE              304,998
THERMO FISHER SCIENTIFIC INC   COM             883556102   34,968        627,462 SH         SOLE              627,462
TIME WARNER TELECOM INC        CL A            887319101   32,060      2,000,000     CALL   SOLE            2,000,000
TIME WARNER TELECOM INC        CL A            887319101   64,435      4,019,669 SH         SOLE            4,019,669
UNION PAC CORP                 COM             907818108   27,977        370,558 SH         SOLE              370,558
UNITEDHEALTH GROUP INC         COM             91324P102    4,460        169,900     CALL   SOLE              169,900
VIRGIN MEDIA INC               COM             92769L101    7,198        528,856 SH         SOLE              528,856
VISA INC                       COM CL A        92826C839  265,346      3,263,387 SH         SOLE            3,263,387
WAL MART STORES INC            COM             931142103    2,372         42,202 SH         SOLE               42,202
WYETH                          COM             983024100    3,117         65,000 SH         SOLE               65,000


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